Stock-Based Compensation - Additional Information (Detail)				1 Months Ended		3 Months Ended		12 Months Ended
	Apr. 17, 2018 Installment shares	Nov. 29, 2017 shares	Oct. 11, 2017 shares	Dec. 31, 2019 USD ($) $ / shares shares	May 31, 2018 $ / shares shares	Mar. 31, 2020 USD ($) shares	Mar. 31, 2019 USD ($) shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2017 USD ($)
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Shares available for issuance				4,162,361		5,983,578		4,162,361	2,773,249
Recognized stock-based compensation expense | $						$ 975,000	$ 663,000	$ 3,694,000	$ 2,793,000	$ 470,000
Options Issued and Outstanding
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Shares available for issuance				2,562,800		2,302,435		2,562,800	1,122,677
Aggregate intrinsic value of options exercised | $								$ 67,000	$ 78,000
Options granted								1,896,527
Number of options exercised						0		7,029
Options Issued and Outstanding | Employees and Directors
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Option granted						0		1,886,687
Weighted-average grant date fair value of options granted | $ / shares								$ 4.83
Expense related to options granted | $						$ 900,000	600,000
Options Issued and Outstanding | Employees
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Option granted									926,838
Weighted-average grant date fair value of options granted | $ / shares									$ 9.23
Unrecognized compensation expense | $				$ 9,400,000		$ 7,300,000		$ 9,400,000
Unrecognized compensation expense, estimated weighted-average period for recognition						2 years 7 months 6 days		2 years 9 months 18 days
Options Issued and Outstanding | Non-employees
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Options granted								9,840	7,200
Weighted-average grant date fair value of options granted | $ / shares								$ 7.61	$ 12.51
Unrecognized compensation expense | $				26,000.0		$ 15,000.0		$ 26,000.0
Unrecognized compensation expense, estimated weighted-average period for recognition						1 year 10 months 24 days		2 years 1 month 20 days
Expense related to options granted | $						$ 1,000	7,000
Restricted Stock
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Shares granted	2,000
Number of quarterly installment in which restriction lapse | Installment	4
Recognized stock-based compensation expense | $								$ 4,000.0	$ 900,000	$ 400,000
Unrecognized stock-based compensation expense | $				$ 0				$ 0
Restricted stock units
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Shares available for issuance				828,935		753,863		828,935	24,960
Unrecognized compensation expense, estimated weighted-average period for recognition						3 years 6 months		3 years 9 months
Shares granted								813,335
Recognized stock-based compensation expense | $						$ 71,000	$ 14,000	$ 74,000	$ 35,000
Unrecognized stock-based compensation expense | $				$ 1,100,000		$ 1,000,000		$ 1,100,000
Restricted stock units | Employees
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Shares granted				813,335	24,960
Weighted-average grant date fair value | $ / shares				$ 1.27	$ 9.03
2017 Stock Incentive Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of shares reserved for issuance		630,662	537,914	537,914		537,914		537,914
Number of additional shares reserved for issuance		1,866,009	630,662
2017 Stock Incentive Plan | Maximum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Terms of stock based options granted						10 years		10 years
2018 Stock Incentive Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Percentage of additional shares added on outstanding shares							4.00%	4.00%
Shares available for issuance				0		0		0
2018 Stock Incentive Plan | Minimum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of shares reserved for issuance				2,200,260		3,322,473	2,200,260	2,200,260
2018 Stock Incentive Plan | Maximum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of shares reserved for issuance				3,322,473		4,780,262	3,322,473	3,322,473
2018 Employee Stock Purchase Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of shares reserved for issuance									275,030
Percentage of additional shares added on outstanding shares									1.00%
Number of shares available for sale						0	0	0	0
2018 Employee Stock Purchase Plan | Minimum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of additional shares reserved for issuance						543,926			543,926
2018 Employee Stock Purchase Plan | Maximum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of additional shares reserved for issuance						920,030		555,583	555,583